Leases - Schedule of Amounts Reported in Consolidated Balance Sheet (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Non-Current Assets
Right-of-use assets	₨ 4,214	$ 57.6	₨ 4,434
Non-current liabilities:
Lease liabilities	3,359	45.9	3,592
Current liabilities:
Lease liabilities	283	3.9	256
Total operating lease liabilities	₨ 3,642	$ 49.8	₨ 3,848